UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-4764

Dreyfus Municipal Bond Opportunity Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	4/30
Date of reporting period:	1/31/11

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Bond Opportunity Fund
January 31, 2011 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--99.6%	Rate (%)	Date	Amount ($)	Value ($)
Arizona--3.7%
Arizona Health Facilities
Authority, Health Care
Facilities Revenue (The
Beatitudes Campus Project)	5.20	10/1/37	2,400,000	1,742,568
City of Phoenix, County of
Maricopa and the County of
Pima Industrial Development
Authorities, SFMR
(Collateralized: FHLMC, FNMA
and GNMA)	5.80	12/1/39	1,790,000	1,819,231
Glendale Western Loop 101 Public
Facilities Corporation, Third
Lien Excise Tax Revenue	7.00	7/1/33	5,000,000	5,224,550
Mohave County Industrial
Development Authority,
Correctional Facilities
Contract Revenue (Mohave
Prison, LLC Expansion Project)	8.00	5/1/25	5,000,000	5,479,000
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	5,000,000	4,053,100
California--17.9%
Anaheim Public Financing
Authority, Revenue (City of
Anaheim Electric System
Distribution Facilities)	5.25	10/1/34	3,185,000	3,135,983
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	5.25	4/1/27	3,270,000	3,360,448
California,
Economic Recovery Bonds	5.00	7/1/20	5,000,000	5,341,300

California,
GO (Various Purpose)	5.75	4/1/31	7,725,000		7,726,777
California,
GO (Various Purpose)	6.50	4/1/33	5,000,000		5,301,300
California,
GO (Various Purpose)	6.00	11/1/35	3,000,000		3,043,470
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services)	6.50	10/1/38	3,000,000		3,222,180
California Pollution Control
Financing Authority, PCR (San
Diego Gas and Electric
Company) (Insured; National
Public Finance Guarantee Corp.)	5.90	6/1/14	7,710,000		8,535,510
California Statewide Communities
Development Authority, Revenue
(Daughters of Charity Health
System)	5.25	7/1/35	6,270,000		5,106,915
California Statewide Communities
Development Authority, Revenue
(Sutter Health)	5.50	8/15/26	2,670,000		2,629,950
Chula Vista,
IDR (San Diego Gas and
Electric Company)	5.88	2/15/34	2,000,000		2,053,460
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	5,085,000		3,676,862
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/33	8,400,000		5,473,104
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	7.88	6/1/13	2,170,000	a	2,504,440
Golden State Tobacco
Securitization Corporation,

Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	7.90	6/1/13	1,920,000	a	2,216,947
Lincoln Community Facilities
District Number 2003-1,
Special Tax Bonds (Lincoln
Crossing Project) (Prerefunded)	6.00	9/1/13	3,145,000	a	3,603,510
Los Angeles Harbor Department,
Revenue	5.25	8/1/25	5,000,000		5,141,150
Sacramento County,
Airport System Senior Revenue	5.25	7/1/26	5,000,000		5,018,050
Sacramento County,
Airport System Senior Revenue	5.50	7/1/29	1,500,000		1,487,925
San Bernardino Community College
District, GO	6.25	8/1/33	2,000,000		2,111,900
San Diego Public Facilities
Financing Authority, Senior
Sewer Revenue	5.25	5/15/34	2,500,000		2,486,500
San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue	5.00	11/1/28	1,615,000		1,616,583
Tobacco Securitization Authority
of Southern California,
Tobacco Settlement
Asset-Backed Bonds (San Diego
County Tobacco Asset
Securitization Corporation)	5.00	6/1/37	3,905,000		2,573,356
Colorado--3.2%
Arkansas River Power Authority,
Power Improvement Revenue
(Insured; XLCA)	5.25	10/1/40	3,000,000		2,517,870
Colorado Educational and Cultural
Facilities Authority, LR
(Community Colleges of
Colorado System Headquarters
Project) (Insured; AMBAC)	5.50	12/1/21	1,100,000		1,129,843
Colorado Housing and Finance
Authority, Single Family
Program Senior and Subordinate
Bonds (Collateralized; FHA)	7.15	10/1/30	25,000		25,516

Colorado Housing and Finance
Authority, Single Family
Program Senior and Subordinate
Bonds (Collateralized; FHA)	6.60	8/1/32	1,760,000		1,855,005
Denver City and County,
Airport Revenue (Insured;
AMBAC)	6.00	11/15/17	4,085,000		4,099,502
E-470 Public Highway Authority,
Senior Revenue	5.38	9/1/26	1,000,000		910,810
Northwest Parkway Public Highway
Authority, Revenue (Insured;
AMBAC) (Prerefunded)	0.00	6/15/11	6,125,000	a,b	2,318,986
University of Colorado Hospital
Authority, Revenue	5.25	11/15/39	2,060,000		1,851,837
University of Colorado Regents,
University Enterprise Revenue	5.75	6/1/28	1,000,000		1,064,900
District of Columbia--.5%
Metropolitan Washington Airports
Authority, Airport System
Revenue	5.00	10/1/27	2,675,000		2,525,869
Florida--6.2%
Broward County Housing Finance
Authority, MFHR (Pembroke
Villas Project) (Insured;
Assured Guaranty Municipal
Corp.)	5.55	1/1/23	980,000		981,225
Capital Projects Finance
Authority, Revenue (Capital
Projects Loan Program-AAAE
Airport Projects) (Insured;
National Public Finance
Guarantee Corp.)	5.25	6/1/14	1,485,000		1,515,873
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.50	6/1/17	2,000,000		2,097,240
Florida Housing Finance Agency,
Housing Revenue (Brittany of
Rosemont Apartments Project)
(Insured; AMBAC)	7.00	2/1/35	6,000,000		5,897,460
Highlands County Health Facilities

Authority, HR (Adventist
Health System/Sunbelt
Obligated Group)	5.00	11/15/27	4,000,000		3,761,400
Miami-Dade County,
Aviation Revenue	5.00	10/1/30	2,000,000		1,852,260
Miami-Dade County,
Aviation Revenue (Miami
International Airport - Hub of
the Americas) (Insured;
Assured Guaranty Municipal
Corp.)	5.00	10/1/33	1,285,000		1,146,503
Miami-Dade County,
Water and Sewer System Revenue	5.00	10/1/28	2,600,000		2,560,844
Miami-Dade County Housing Finance
Authority, MFMR (Country Club
Villas II Project) (Insured;
Assured Guaranty Municipal
Corp.)	5.70	7/1/21	400,000		401,424
Orange County Housing Finance
Authority, MFHR (Seminole
Pointe Apartments)	5.75	12/1/23	2,580,000		2,317,588
Osceola County Industrial
Development Authority, Revenue
(Community Provider Pooled
Loan Program)	7.75	7/1/17	520,000		508,498
Palm Bay,
Educational Facilities Revenue
(Patriot Charter School
Project)	7.00	7/1/36	215,000	c	107,139
Palm Bay,
Utility System Improvement
Revenue (Insured; National
Public Finance Guarantee Corp.)	0.00	10/1/20	1,845,000	b	1,114,620
Port of Palm Beach District,
Revenue (Insured; XLCA)	0.00	9/1/23	1,000,000	b	409,130
Port Saint Lucie,
Utility System Revenue
(Insured; National Public
Finance Guarantee Corp.)	0.00	9/1/33	4,000,000	b	918,160
Saint Johns County Industrial

Development Authority, Revenue
(Presbyterian Retirement
Communities Project)	5.88	8/1/40	1,000,000	938,290
Seminole Water Control District,
Improvement Bonds (Unit of
Development Number 2)	6.75	8/1/22	1,470,000	1,402,321
Winter Park,
Water and Sewer Revenue
(Insured; AMBAC)	5.38	12/1/18	1,730,000	1,832,900
Georgia--2.0%
Atlanta,
Water and Wastewater Revenue	6.00	11/1/26	3,550,000	3,743,439
Atlanta,
Water and Wastewater Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	11/1/34	2,000,000	1,965,200
DeKalb County Hospital Authority,
RAC (DeKalb Medical Center,
Inc. Project)	6.00	9/1/30	4,250,000	3,971,667
Hawaii--1.4%
Hawaii,
Airports System Revenue	5.25	7/1/26	3,575,000	3,609,213
Hawaii Department of Budget and
Finance, Special Purpose
Revenue (Hawai'i Pacific
Health Obligated Group)	5.63	7/1/30	3,695,000	3,429,293
Illinois--5.7%
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Revenues)	5.25	12/1/25	10,000,000	9,983,900
Illinois,
GO	5.00	1/1/17	2,500,000	2,568,125
Illinois,
GO	5.00	1/1/22	2,500,000	2,388,425
Illinois,
GO	5.00	1/1/24	2,500,000	2,309,100
Illinois Development Finance
Authority, Revenue (Community
Rehabilitation Providers

Facilities Acquisition Program)	8.25	8/1/12	216,484	170,057
Metropolitan Pier and Exposition
Authority, Dedicated State Tax
Revenue (McCormick Place
Expansion Project) (Insured;
National Public Finance
Guarantee Corp.)	5.50	6/15/23	5,000,000	5,178,950
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	5.50	6/1/23	1,750,000	1,662,658
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	6.00	6/1/28	3,975,000	3,809,521
Indiana--.4%
Indianapolis Local Public
Improvement Bond Bank, Revenue
(Indianapolis Airport
Authority Project) (Insured;
AMBAC)	5.00	1/1/36	2,500,000	2,171,475
Kansas--1.6%
Kansas Development Finance
Authority, Revenue (Lifespace
Communities, Inc.)	5.00	5/15/30	1,500,000	1,320,435
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FNMA and GNMA)	5.55	6/1/38	1,465,000	1,513,828
Wichita,
HR (Via Christi Health System,
Inc.)	6.25	11/15/19	2,000,000	2,083,240
Wichita,
HR (Via Christi Health System,
Inc.)	6.25	11/15/20	3,000,000	3,124,860
Kentucky--3.1%
Mount Sterling,
LR (Kentucky League of Cities
Funding Trust Program)	6.10	3/1/18	5,500,000	5,831,320
Ohio County,
PCR (Big Rivers Electric
Corporation Project)	6.00	7/15/31	2,500,000	2,413,225

Pendleton County,
Multi-County LR (Kentucky
Association of Counties
Leasing Trust Program)	6.40	3/1/19	6,000,000	6,990,480
Louisiana--1.0%
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.75	11/1/32	2,000,000	2,020,400
Saint James Parish,
SWDR (Freeport-McMoRan
Partnership Project)	7.70	10/1/22	3,020,000	3,019,638
Massachusetts--3.4%
Massachusetts Department of
Transportation, Metropolitan
Highway System Senior Revenue	5.00	1/1/27	5,000,000	4,951,100
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	5.50	11/15/36	3,500,000	3,707,515
Massachusetts Industrial Finance
Agency, Water Treatment
Revenue
(Massachusetts-American
Hingham Project)	6.95	12/1/35	2,450,000	2,351,730
Massachusetts Water Resources
Authority, General Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	8/1/30	5,500,000	5,736,500
Michigan--7.5%
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.00	7/1/27	3,000,000	3,357,630
Detroit School District,
School Building and Site
Improvement Bonds (GO -
Unlimited Tax) (Insured; FGIC)	5.00	5/1/28	5,000,000	4,595,250
Michigan Building Authority,

Revenue (Facilities Program)
(Insured; Assured Guaranty
Municipal Corp.)	5.50	10/15/18	1,500,000		1,539,855
Michigan Building Authority,
Revenue (Facilities Program)
(Insured; Assured Guaranty
Municipal Corp.)	5.50	10/15/19	8,500,000		8,717,940
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	6,725,000		6,150,416
Pontiac Tax Increment Finance
Authority, Tax Increment
Revenue (Development Area
Number 3)	6.25	6/1/22	610,000		388,588
Pontiac Tax Increment Finance
Authority, Tax Increment
Revenue (Development Area
Number 3) (Prerefunded)	6.25	6/1/12	2,640,000	a	2,856,823
Romulus Economic Development
Corporation, Limited
Obligation EDR (Romulus HIR
Limited Partnership Project)
(Insured; ITT Lyndon Property
Insurance Company)	7.00	11/1/15	5,000,000		6,142,050
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport)	5.00	12/1/18	2,500,000		2,473,675
Missouri--1.6%
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	5.38	12/1/27	2,470,000		2,404,471
Missouri Highways and
Transportation Commission,
Second Lien State Road Revenue	5.25	5/1/22	5,000,000		5,488,600
Missouri Housing Development
Commission, SFMR
(Homeownership Loan Program)
(Collateralized: FNMA and GNMA)	6.30	9/1/25	45,000		45,882

Nevada--.9%

Clark County,
Airport System Subordinate
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/26	2,860,000		2,733,988
Clark County,
Passenger Facility Charge
Revenue (Las Vegas-McCarran
International Airport)	5.00	7/1/30	2,000,000		1,852,260
New Jersey--2.9%
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
AMBAC)	5.50	9/1/24	6,300,000		6,637,491
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.63	6/1/26	2,640,000		1,877,066
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	7.00	6/1/13	5,135,000	a	5,851,178
New Mexico--1.0%
Jicarilla Apache Nation,
Revenue	5.50	9/1/23	5,000,000		5,142,250
New York--6.1%
Austin Trust
(Port Authority of New York
and New Jersey, Consolidated
Bonds, 151st Series)	6.00	9/15/28	9,690,000	d,e	10,023,530
Long Island Power Authority,
Electric System General Revenue	6.00	5/1/33	5,000,000		5,323,750
Metropolitan Transportation
Authority, Transportation
Revenue	5.25	11/15/28	2,500,000		2,481,250
New York State Dormitory
Authority, Revenue (New York
University) (Insured; National
Public Finance Guarantee Corp.)	6.00	7/1/17	3,500,000		4,145,855
New York State Dormitory

Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.25	12/1/37	5,000,000		4,597,300
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities)	7.50	5/15/13	2,500,000		2,832,175
North Carolina--2.4%
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	7.00	1/1/13	3,080,000		3,237,881
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; AMBAC)	6.00	1/1/18	7,500,000		8,504,775
Ohio--2.4%
Butler County,
Hospital Facilities Revenue
(UC Health)	5.50	11/1/40	3,000,000		2,589,450
Cleveland-Cuyahoga County Port
Authority, Senior Special
Assessment/Tax Increment
Revenue (University Heights -
Public Parking Garage Project)	7.35	12/1/31	3,000,000		2,794,470
Hamilton County,
Sales Tax Refunding and
Improvement Bonds (Insured;
AMBAC)	0.00	12/1/25	14,865,000	b	6,469,248
Oklahoma--.8%
Oklahoma Municipal Power
Authority, Power Supply System
Revenue	6.00	1/1/38	4,000,000		4,153,120
Oregon--1.0%
Oregon Department of
Administrative Services,
Lottery Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	4/1/26	4,885,000		5,029,547
Pennsylvania--3.3%
Harrisburg Authority,
University Revenue (The

Harrisburg University of
Science and Technology Project)	6.00	9/1/36	2,000,000	1,692,480
Pennsylvania Higher Educational
Facilities Authority, Revenue
(University of Pennsylvania
Health System)	6.00	8/15/26	5,000,000	5,323,650
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/24	5,000,000	5,078,900
Philadelphia School District,
GO	5.25	9/1/23	4,000,000	4,036,720
South Carolina--1.1%
South Carolina Public Service
Authority, Revenue Obligations	5.50	1/1/38	5,000,000	5,173,100
Tennessee--1.4%
Johnson City Health and
Educational Facilities Board,
Hospital First Mortgage
Revenue (Mountain States
Health Alliance)	5.50	7/1/31	4,955,000	4,414,261
Johnson City Health and
Educational Facilities Board,
HR (Mountain States Health
Alliance)	6.00	7/1/38	2,435,000	2,236,426
Texas--6.8%
Brazos River Authority,
PCR (TXU Energy Company LLC
Project)	5.00	3/1/41	3,000,000	828,510
Brazos River Authority,
Revenue (Reliant Energy, Inc.
Project)	5.38	4/1/19	3,250,000	3,188,997
Lower Colorado River Authority,
Transmission Contract and
Improvement Revenue (Lower
Colorado River Authority
Transmission Services
Corporation Project)	5.00	5/15/30	2,500,000	2,430,475
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.75	1/1/40	11,850,000	11,856,043

North Texas Tollway Authority,
Second Tier System Revenue	5.75	1/1/38	5,510,000		5,146,175
Southwest Independent School
District, Unlimited Tax Bonds
(Permanent School Fund
Guarantee Program)	5.25	2/1/25	6,110,000		6,786,621
Texas Turnpike Authority,
Central Texas Turnpike System
Revenue (Insured; AMBAC)	5.75	8/15/38	3,500,000		3,243,240
Virginia--.7%
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	6.25	7/1/31	3,470,000		3,556,542
Washington--3.0%
FYI Properties,
LR (State of Washington
Department of Information
Services Project)	5.50	6/1/34	2,000,000		1,992,020
Washington Public Power Supply
System, Revenue (Nuclear
Project Number 3) (Insured;
National Public Finance
Guarantee Corp.)	7.13	7/1/16	10,425,000		12,856,110
Wisconsin--2.6%
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	7.00	6/1/12	6,000,000	a	6,498,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	5.50	4/15/29	2,200,000		2,081,266
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	6.40	4/15/33	4,000,000		4,031,320
U.S. Related--4.0%
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/40	1,000,000		880,690
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/15	5,315,000		5,461,003

Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/26	3,000,000		2,856,120
Puerto Rico Public Finance
Corporation, Revenue (Insured;
Assured Guaranty Municipal
Corp.)	6.00	8/1/26	2,500,000		3,000,925
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/39	2,500,000		2,503,575
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	5,000,000		5,005,950
Total Long-Term Municipal Investments
(cost $486,660,917)					488,371,259
Short-Term Municipal	Coupon	Maturity	Principal
Investments--.7%	Rate (%)	Date	Amount ($)		Value ($)
California--.5%
Irvine Assessment District Number
03-19, Limited Obligation
Improvement Bonds (LOC:
California State Teachers
Retirement System and U.S.
Bank NA)	0.29	2/1/11	2,500,000	f	2,500,000
New York--.2%
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.26	2/1/11	1,100,000	f	1,100,000
Total Short-Term Municipal Investments
(cost $3,600,000)					3,600,000
Total Investments (cost $490,260,917)			100.3%		491,971,259
Liabilities, Less Cash and Receivables			(.3%)		(1,383,181)
Net Assets			100.0%		490,588,078

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Security issued with a zero coupon. Income is recognized through the accretion of discount.
c	Non-income producing--security in default.
d	Collateral for floating rate borrowings.
e	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2011, this security had a market value of $10,023,530 or 2.0% of net assets.
f Variable rate demand note - rate shown is the interest rate in effect at January 31, 2011. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At January 31, 2011, the aggregate cost of investment securities for income tax purposes was $490,260,917. Net unrealized appreciation on investments was $1,710,342 of which $17,267,886 related to appreciated investment securities and $15,557,544 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue

LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2011 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices Observable Inputs		Inputs	Total
Investments in Securities:
Municipal Bonds	-	491,971,259	-	491,971,259

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.

Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended January 31, 2011.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Bond Opportunity Fund

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	March 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	March 25, 2011

By: /s/ James Windels
James Windels Treasurer
Date:	March 25, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)